Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2024
Derivative [Line Items]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR)	Secured Overnight Financing Rate (SOFR)
Cap interest rate		5.50%
1.7574%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		1.7574%
Notional amount		$ 500,000,000.0
Fair Value		68,500,000
1.7574% | Maximum
Derivative [Line Items]
Notional amount		500,000,000.0
2.67%/5.50%
Derivative [Line Items]
Notional amount		250,000,000.0
Fair Value		$ 0.0
Floor strike		2.67%
2.67%/5.50% | Minimum
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		2.67%
2.67%/5.50% | Maximum
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		5.50%
Notional amount		$ 250,000,000.0
2.3875%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		2.3875%
Notional amount		$ 200,000,000.0
Fair Value		21,000,000.0
2.3875% | Maximum
Derivative [Line Items]
Notional amount		$ 200,000,000.0
0.4590%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		0.459%
Notional amount		$ 68,000,000.0
Fair Value		3,800,000
0.4590% | Maximum
Derivative [Line Items]
Notional amount		$ 68,000,000.0
0.6325%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		0.6325%
Notional amount		$ 68,000,000.0
Fair Value		3,600,000
0.6325% | Maximum
Derivative [Line Items]
Notional amount		$ 68,000,000.0
1.4900%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		1.49%
Notional amount		$ 19,200,000
Fair Value		500,000
1.4900% | Maximum
Derivative [Line Items]
Notional amount		$ 19,200,000